Schwab Strategic Trust
Schwab Ariel ESG ETF

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Automobiles & Components 3.5%
BorgWarner, Inc.	2,700	121,689
Gentex Corp.	5,400	188,190
		309,879

Banks 1.8%
M&T Bank Corp.	1,035	158,955

Capital Goods 14.3%
Generac Holdings, Inc. *	310	109,095
Kennametal, Inc.	5,129	184,182
Masco Corp.	1,476	103,645
nVent Electric plc	4,327	164,426
Resideo Technologies, Inc. *	8,877	231,068
Sensata Technologies Holding plc *	2,204	135,965
Simpson Manufacturing Co., Inc.	884	122,938
Snap-on, Inc.	504	108,552
The Middleby Corp. *	504	99,167
		1,259,038

Commercial & Professional Services 11.3%
ADT, Inc.	16,379	137,748
Brady Corp., Class A	1,440	77,616
Dun & Bradstreet Holdings, Inc. *	6,912	141,627
Korn Ferry	836	63,310
Nielsen Holdings plc	10,349	212,258
Stericycle, Inc. *	2,808	167,469
The Brink's Co.	3,016	197,759
		997,787

Consumer Durables & Apparel 3.3%
Mattel, Inc. *	7,397	159,479
Mohawk Industries, Inc. *	720	131,170
		290,649

Consumer Services 6.0%
Adtalem Global Education, Inc. *	2,229	65,889
Lindblad Expeditions Holdings, Inc. *	8,312	129,667
Norwegian Cruise Line Holdings Ltd. *	6,431	133,379
OneSpaWorld Holdings Ltd. *	20,312	203,527
		532,462

Diversified Financials 8.7%
KKR & Co., Inc.	2,880	214,560
Lazard Ltd., Class A	3,448	150,436
SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Trust Corp.	1,827	218,528
The Goldman Sachs Group, Inc.	469	179,416
		762,940

Food & Staples Retailing 1.4%
Walgreens Boots Alliance, Inc.	2,304	120,177

Food, Beverage & Tobacco 1.2%
The JM Smucker Co.	801	108,792

Health Care Equipment & Services 7.2%
Cardinal Health, Inc.	1,368	70,438
Envista Holdings Corp. *	3,689	166,226
Laboratory Corp. of America Holdings *	527	165,589
Patterson Cos., Inc.	3,511	103,048
Zimmer Biomet Holdings, Inc.	1,008	128,056
		633,357

Household & Personal Products 1.0%
Reynolds Consumer Products, Inc.	2,791	87,637

Insurance 5.8%
Aflac, Inc.	3,015	176,046
First American Financial Corp.	2,376	185,875
The Progressive Corp.	1,413	145,044
		506,965

Materials 1.6%
Axalta Coating Systems Ltd. *	4,176	138,309

Media & Entertainment 9.0%
Madison Square Garden Entertainment Corp. *	2,835	199,414
Madison Square Garden Sports Corp. *	576	100,068
Manchester United plc, Class A	9,864	140,463
TEGNA, Inc.	4,816	89,385
The Interpublic Group of Cos., Inc.	3,689	138,153
ViacomCBS, Inc., Class B	4,049	122,199
		789,682

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Bio-Rad Laboratories, Inc., Class A *	171	129,202
Charles River Laboratories International, Inc. *	360	135,641
Prestige Consumer Healthcare, Inc. *	2,154	130,640
		395,483

Schwab Ariel ESG ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate 3.7%
CBRE Group, Inc., Class A *	1,512	164,067
Jones Lang LaSalle, Inc. *	593	159,719
		323,786

Retailing 1.1%
CarMax, Inc. *	720	93,765

Software & Services 5.3%
Fair Isaac Corp. *	432	187,346
Fiserv, Inc. *	1,728	179,349
The Hackett Group, Inc.	4,861	99,796
		466,491

Technology Hardware & Equipment 8.5%
Keysight Technologies, Inc. *	859	177,392
Knowles Corp. *	4,769	111,356
Littelfuse, Inc.	476	149,788
Motorola Solutions, Inc.	573	155,684
Zebra Technologies Corp., Class A *	264	157,133
		751,353
Total Common Stocks (Cost $8,730,612)		8,727,507

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	68,556	68,556
Total Short-Term Investments (Cost $68,556)		68,556
Total Investments in Securities (Cost $8,799,168)		8,796,063

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,727,507	$—	$—	$8,727,507
Short-Term Investments[1]	68,556	—	—	68,556
Total	$8,796,063	$—	$—	$8,796,063

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Ariel ESG ETF
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG117329DEC21
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